Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended
	May 31, 2026	May 31, 2026
C000229340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	(Regulatory Benchmark)
Without Sales Load [Member] | C000229340
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	4.12%
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.05%
T. Rowe Index: Bloomberg Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	(Strategy Benchmark)
Average Annual Return, Percent	4.12%	3.63%